Loss per Share	12 Months Ended
Dec. 31, 2018
Loss per Share
Loss per Share

18. Loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis, the two classes of ordinary shares have been presented on a combined basis in the consolidated statements of comprehensive loss and in the computation of net loss per share.

The Company issued ordinary shares to RONG360 in connection with the Reorganization in September 2017 (See Note 1 and Note 16). 345,541,350 ordinary shares were issued and outstanding upon the completion of the Reorganization (See Note 1 and Note 16) in October 2017, which are held by RONG360. Basic and diluted net loss per ordinary share reflecting the effect of the issuance of ordinary shares to RONG360 are presented as follows, as if they had been existed since January 1, 2016.

Basic and diluted net loss per ordinary share for each of the years are presented as follows:

	For the Year Ended
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss	(182,125)	(202,125)	(164,615)	(23,939)
Numerator for basic and diluted net loss per share	(182,125)	(202,125)	(164,615)	(23,939)
Denominator:
Weighted average number of ordinary shares	345,541,350	353,452,309	417,315,644	417,315,644
Denominator for basic and diluted net loss per share	345,541,350	353,452,309	417,315,644	417,315,644
Net loss per ordinary share:
Basic and diluted	(0.53)	(0.57)	(0.39)	(0.06)

Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potential ordinary shares of restricted shares and share options were excluded from the diluted loss net per share calculations because to do so would be antidilutive for all the periods presented. The numbers of restricted shares and share options excluded from the calculation of diluted net loss per share of the Company were 6,183,334 and 15,857,198 as of December 31, 2016, nil and 28,766,313 as of December 31, 2017, nil and 38,073,598 as of December 31, 2018, respectively.